Related Party Arrangements - Narrative - Acquisition Fees and Expenses (Detail) - Advisor [Member] - Acquisition Fees and Expenses [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Acquisition fee, percent	1.00%	1.00%
Acquisition fee payable without board approval as a percent of total contract price	4.50%	4.50%